Adoption Impact of New Revenue Standard	12 Months Ended
Dec. 31, 2017
Accounting Changes and Error Corrections [Abstract]
Adoption Impact of New Revenue Standard
Adoption Impact of New Revenue Standard

As discussed in Note 1 Summary of Significant Accounting Policies, the FASB issued ASU 2014-09 in
2014, which, as amended, created ASC 606. The core principle of ASC 606 is that an entity shall recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. The standard also contains significant new disclosure requirements regarding the nature, amount, timing and uncertainty of revenue and cash flows arising from contracts with customers. We adopted ASC 606 effective January 1, 2018, on a retrospective basis. We have applied the standard to all contracts.

We reviewed our sales compensation plans, which are directed at converting leads into approved members, and concluded that they are fulfillment costs and not costs to obtain a contract with a health insurance carrier, which we define as our customer. Additionally, we reviewed compensation plans related to personnel responsible for identifying new health insurance carriers and entering into contracts with new health insurance carriers and concluded that no incremental costs are incurred to obtain such contracts.

The following tables present the impact of the adoption of ASC 606 on our previously reported historical results for the periods presented (in thousands):

2016 Balance Sheet Impact
	December 31, 2016
	As Reported	ASC 606 Adoption Adjustment	As Adjusted
Assets
Current assets:
Cash and cash equivalents	$61,781	$—	$61,781
Accounts receivable	9,213	(7,265)	1,948
Commissions receivable - current	—	104,726	104,726
Prepaid expenses and other current assets	5,148	(1,071)	4,077
Total current assets	76,142	96,390	172,532
Commissions receivable - non-current	—	153,051	153,051
Property and equipment, net	5,608	—	5,608
Other assets	4,473	(666)	3,807
Intangible assets, net	8,580	—	8,580
Goodwill	14,096	—	14,096
Total assets	$108,899	$248,775	$357,674
Liabilities and stockholders’ equity
Current liabilities:
Accounts payable	$5,112	$—	$5,112
Accrued compensation and benefits	10,920	—	10,920
Accrued marketing expenses	7,158	900	8,058
Other current liabilities	4,734	(3,086)	1,648
Total current liabilities	27,924	(2,186)	25,738
Deferred income taxes - non-current	—	75,403	75,403
Other non-current liabilities	3,374	879	4,253
Stockholders' equity:
Common stock	29	—	29
Additional paid-in-capital	272,778	—	272,778
Treasury stock, at cost	(199,998)	—	(199,998)
Retained earnings	4,616	174,682	179,298
Accumulated other comprehensive income	176	(3)	173
Total stockholders' equity	77,601	174,679	252,280
Total liabilities and stockholders' equity	$108,899	$248,775	$357,674

2017 Balance Sheet Impact
	December 31, 2017
	As Reported	ASC 606 Adoption Adjustment	As Adjusted
Assets
Current assets:
Cash and cash equivalents	$40,293	$—	$40,293
Accounts receivable	9,894	(8,419)	1,475
Commissions receivable - current	—	109,666	109,666
Prepaid expenses and other current assets	4,845	(540)	4,305
Total current assets	55,032	100,707	155,739
Commissions receivable - non-current	—	169,751	169,751
Property and equipment, net	4,705	—	4,705
Other assets	7,317	(30)	7,287
Intangible assets, net	7,540	—	7,540
Goodwill	14,096	—	14,096
Total assets	$88,690	$270,428	$359,118
Liabilities and stockholders’ equity
Current liabilities:
Accounts payable	$3,246	$—	$3,246
Accrued compensation and benefits	15,498	—	15,498
Accrued marketing expenses	4,088	605	4,693
Other current liabilities	3,815	(1,807)	2,008
Total current liabilities	26,647	(1,202)	25,445
Deferred income taxes - non-current	—	45,089	45,089
Other non-current liabilities	900	1,020	1,920
Stockholders' equity:
Common stock	30	—	30
Additional paid-in-capital	281,706	—	281,706
Treasury stock, at cost	(199,998)	—	(199,998)
Retained earnings	(20,796)	225,520	204,724
Accumulated other comprehensive income	201	1	202
Total stockholders' equity	61,143	225,521	286,664
Total liabilities and stockholders' equity	$88,690	$270,428	$359,118

2015 Income Statement Impact
	Year Ended December 31, 2015
Statement of Operations	As Reported	ASC 606 Adoption Adjustment	As Adjusted
Revenue:
Commission	$171,257	$13,676	$184,933
Other	18,284	130	18,414
Total revenue	189,541	13,806	203,347
Operating costs and expenses:
Cost of revenue	4,178	(2,231)	1,947
Marketing and advertising	75,571	—	75,571
Customer care and enrollment	43,159	—	43,159
Technology and content	36,351	—	36,351
General and administrative	30,239	—	30,239
Restructuring charges (benefit)	4,541	—	4,541
Amortization of intangible assets	1,153	—	1,153
Total operating costs and expenses	195,192	(2,231)	192,961
Income (loss) from operations	(5,651)	16,037	10,386
Other income, net	45	1,240	1,285
Income (loss) before income taxes	(5,606)	17,277	11,671
Provision (benefit) for income taxes	(843)	8,550	7,707
Net income (loss)	$(4,763)	$8,727	$3,964

Net income (loss) per basic share	$(0.26)	$0.48	$0.22
Net income (loss) per diluted share	$(0.26)	$0.48	$0.22

2016 Income Statement Impact
	Year Ended December 31, 2016
Statement of Operations	As Reported	ASC 606 Adoption Adjustment	As Adjusted
Revenue:
Commission	$170,850	$6,384	$177,234
Other	16,110	(20)	16,090
Total revenue	186,960	6,364	193,324
Operating costs and expenses:
Cost of revenue	3,176	(2,314)	862
Marketing and advertising	72,213	—	72,213
Customer care and enrollment	48,718	—	48,718
Technology and content	32,749	—	32,749
General and administrative	35,216	—	35,216
Restructuring charges (benefit)	(297)	—	(297)
Amortization of intangible assets	1,040	—	1,040
Total operating costs and expenses	192,815	(2,314)	190,501
Income (loss) from operations	(5,855)	8,678	2,823
Other income, net	102	1,047	1,149
Income (loss) before income taxes	(5,753)	9,725	3,972
Provision (benefit) for income taxes	(871)	4,539	3,668
Net income (loss)	$(4,882)	$5,186	$304

Net income (loss) per basic share	$(0.27)	$0.29	$0.02
Net income (loss) per diluted share	$(0.27)	$0.29	$0.02

2017 Income Statement Impact
	Year Ended December 31, 2017
Statement of Operations	As Reported	ASC 606 Adoption Adjustment	As Adjusted
Revenue:
Commission	$158,424	$18,459	$176,883
Other	13,931	(108)	13,823
Total revenue	172,355	18,351	190,706
Operating costs and expenses:
Cost of revenue	2,273	(1,691)	582
Marketing and advertising	65,874	—	65,874
Customer care and enrollment	59,183	—	59,183
Technology and content	32,889	—	32,889
General and administrative	39,969	—	39,969
Acquisition costs	621	—	621
Amortization of intangible assets	1,040	—	1,040
Total operating costs and expenses	201,849	(1,691)	200,158
Income (loss) from operations	(29,494)	20,042	(9,452)
Other income, net	327	855	1,182
Income (loss) before income taxes	(29,167)	20,897	(8,270)
Benefit from income taxes	(3,755)	(29,941)	(33,696)
Net income (loss)	$(25,412)	$50,838	$25,426

Net income (loss) per basic share	$(1.37)	$2.74	$1.37
Net income (loss) per diluted share	$(1.37)	$2.70	$1.33

2015 Operating Segment Impact
	Year Ended December 31, 2015
	As Reported	ASC 606 Adoption Adjustment	As Adjusted
Revenue
Medicare segment revenue	$63,163	$34,875	$98,038
Individual, Family and Small Business segment revenue	126,378	(21,069)	105,309
Total revenue	$189,541	$13,806	$203,347

Segment profit (loss)
Medicare segment profit (loss)	$(23,284)	$36,882	$13,598
Individual, Family and Small Business segment profit	59,499	(20,845)	38,654
Total segment profit	36,215	16,037	52,252
Corporate	(25,135)	—	(25,135)
Stock-based compensation expense	(6,889)	—	(6,889)
Depreciation and amortization	(4,148)	—	(4,148)
Restructuring (charge) benefit	(4,541)	—	(4,541)
Amortization of intangible assets	(1,153)	—	(1,153)
Other income, net	45	1,240	1,285
Income (loss) before provision (benefit) for income taxes	$(5,606)	$17,277	$11,671

2016 Operating Segment Impact
	Year Ended December 31, 2016
	As Reported	ASC 606 Adoption Adjustment	As Adjusted
Revenue
Medicare segment revenue	$80,269	$41,887	$122,156
Individual, Family and Small Business segment revenue	106,691	(35,523)	71,168
Total revenue	$186,960	$6,364	$193,324

Segment profit (loss)
Medicare segment profit (loss)	$(33,141)	$43,535	$10,394
Individual, Family and Small Business segment profit	67,905	(34,855)	33,050
Total segment profit	34,764	8,680	43,444
Corporate	(29,071)	(2)	(29,073)
Stock-based compensation expense	(7,266)	—	(7,266)
Depreciation and amortization	(3,539)	—	(3,539)
Restructuring (charge) benefit	297	—	297
Amortization of intangible assets	(1,040)	—	(1,040)
Other income, net	102	1,047	1,149
Income (loss) before provision (benefit) for income taxes	$(5,753)	$9,725	$3,972

2017 Operating Segment Impact
	Year Ended December 31, 2017
	As Reported	ASC 606 Adoption Adjustment	As Adjusted
Revenue
Medicare segment revenue	$102,584	$39,864	$142,448
Individual, Family and Small Business segment revenue	69,771	(21,513)	48,258
Total revenue	$172,355	$18,351	$190,706

Segment profit (loss)
Medicare segment profit (loss)	$(18,760)	$40,897	$22,137
Individual, Family and Small Business segment profit	30,427	(20,854)	9,573
Total segment profit	11,667	20,043	31,710
Corporate	(26,969)	(1)	(26,970)
Stock-based compensation expense	(9,694)	—	(9,694)
Depreciation and amortization	(2,837)	—	(2,837)
Acquisition costs	(621)		(621)
Amortization of intangible assets	(1,040)	—	(1,040)
Other income, net	327	855	1,182
Income (loss) before provision (benefit) for income taxes	$(29,167)	$20,897	$(8,270)

2015 Cash Flow Impact - Operating Activities
	Year Ended December 31, 2015
	As Reported	ASC 606 Adoption Adjustment	As Adjusted
Operating activities
Net income (loss)	$(4,763)	$8,727	$3,964
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	4,148	—	4,148
Amortization of internally developed software	627	—	627
Amortization of book-of-business consideration	2,006	(2,006)	—
Amortization of intangible assets	1,153	—	1,153
Stock-based compensation expense	7,002	—	7,002
Deferred income taxes	101	8,550	8,651
Other non-cash items	106	—	106
Changes in operating assets and liabilities:
Accounts receivable	(1,447)	397	(1,050)
Commissions receivable	—	(15,050)	(15,050)
Prepaid expenses and other assets	997	—	997
Accounts payable	(2,949)	—	(2,949)
Accrued compensation and benefits	6,180	—	6,180
Accrued marketing expenses	1,991	(126)	1,865
Deferred revenue	(642)	(128)	(770)
Accrued restructuring charges	433	—	433
Other current liabilities	(1,247)	(364)	(1,611)
Net cash provided by operating activities	$13,696	$—	$13,696

2016 Cash Flow Impact - Operating Activities
	Year Ended December 31, 2016
	As Reported	ASC 606 Adoption Adjustment	As Adjusted
Operating activities
Net income (loss)	$(4,882)	$5,186	$304
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	3,539	—	3,539
Amortization of internally developed software	936	—	936
Amortization of book-of-business consideration	1,649	(1,649)	—
Amortization of intangible assets	1,040	—	1,040
Stock-based compensation expense	7,266	—	7,266
Deferred income taxes	114	4,538	4,652
Other non-cash items	(233)	90	(143)
Changes in operating assets and liabilities:
Accounts receivable	434	1,129	1,563
Commissions receivable	—	(8,032)	(8,032)
Prepaid expenses and other assets	(486)	—	(486)
Accounts payable	2,227	—	2,227
Accrued compensation and benefits	(3,466)	—	(3,466)
Accrued marketing expenses	(3,540)	(366)	(3,906)
Deferred revenue	567	20	587
Accrued restructuring charges	(433)	—	(433)
Other current liabilities	(649)	(916)	(1,565)
Net cash provided by operating activities	$4,083	$—	$4,083

2017 Cash Flow Impact - Operating Activities
	Year Ended December 31, 2017
	As Reported	ASC 606 Adoption Adjustment	As Adjusted
Operating activities
Net income (loss)	$(25,412)	$50,838	$25,426
Adjustments to reconcile net income to net cash used in operating activities:
Depreciation and amortization	2,837	—	2,837
Amortization of internally developed software	1,464	—	1,464
Amortization of book-of-business consideration	1,167	(1,167)	—
Amortization of intangible assets	1,040	—	1,040
Stock-based compensation expense	9,694	—	9,694
Deferred income taxes	(401)	(29,940)	(30,341)
Other non-cash items	(101)	—	(101)
Changes in operating assets and liabilities:
Accounts receivable	(681)	1,154	473
Commissions receivable	—	(21,640)	(21,640)
Prepaid expenses and other assets	(1,933)	—	(1,933)
Accounts payable	(1,866)	—	(1,866)
Accrued compensation and benefits	4,578	—	4,578
Accrued marketing expenses	(3,070)	(295)	(3,365)
Deferred revenue	(574)	108	(466)
Accrued restructuring charges	—	—	—
Other current liabilities	(2,283)	942	(1,341)
Net cash used in operating activities	$(15,541)	$—	$(15,541)